Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 2,047,452	$ 1,241,586
Securities, net	1,022,131	1,023,632
Loans, net	7,220,520	6,760,434
Customers' liabilities under acceptances	261,428	163,345
Derivative financial instruments - assets	157,267	68,159
Equipment and leasehold improvements, net	16,794	17,282
Intangibles, net	2,605	2,104
Other assets	15,595	7,368
Total assets	10,743,792	9,283,910
Liabilities:
Demand deposits	510,195	233,757
Time deposits	3,897,954	2,956,959
Demand and time deposits excluding interest payable	4,408,149	3,190,716
Interest payable	42,876	14,670
Total deposits	4,451,025	3,205,386
Securities sold under repurchase agreements	310,197	300,498
Borrowings and debt, net	4,351,988	4,416,511
Interest payable	49,217	47,878
Lease liabilities	16,707	16,745
Acceptances outstanding	261,428	163,345
Derivative financial instruments - liabilities	40,613	33,761
Allowance for losses on loan commitments and financial guarantee contract	5,059	3,628
Other liabilities	53,734	26,811
Total liabilities	9,539,968	8,214,563
Equity:
Common stock	279,980	279,980
Treasury stock	(110,174)	(114,097)
Additional paid-in capital in excess of value assigned to common stock	122,046	120,498
Capital reserves	95,210	95,210
Regulatory reserves	136,019	136,019
Retained earnings	673,281	543,612
Other comprehensive income (loss)	7,462	8,125
Total equity	1,203,824	1,069,347
Total liabilities and equity	$ 10,743,792	$ 9,283,910